Fixed Assets - Intangible assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Acquisition costs | licenses, software and prepayments
Disclosure of detailed information about intangible assets [line items]
Additions	€ 1,207	€ 3,966